Post-employment benefits	12 Months Ended
Dec. 31, 2021
Post-employment benefits [Abstract]
Post-employment benefits [Text Block]

21Post-employment benefits

Employee post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-employment benefit plans are considered to be related parties.

Most employees that take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the United States. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.

The company also sponsors a limited number of DB retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.

The larger funded DB and DC plans are governed by independent Trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.

The DB plans in Germany and the United States make up most of the defined benefit obligation (DBO) and the net position. The company also has DB plans in the rest of the world; however these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.

The adjacent table provides a break-down of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the United States and in Other Countries.

Philips Group

Post-employment benefits

in millions of EUR

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Present value of funded DBO	(649)	(606)	(568)	(558)	(304)	(206)	(1,521)	(1,370)
Present value of unfunded DBO	(344)	(316)	(141)	(149)	(147)	(135)	(633)	(600)
Total present value of DBO	(993)	(921)	(709)	(708)	(451)	(341)	(2,153)	(1,970)
Fair value of plan assets	543	572	613	623	247	185	1,403	1,380
Net position	(450)	(349)	(95)	(84)	(205)	(157)	(750)	(590)

The classification of the net position is as follows:

Philips Group

Classification net position

in millions of EUR

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Total asset for plans in a surplus		3	46	65		1	46	69
Total liability for plans in a deficit	(450)	(352)	(141)	(149)	(205)	(157)	(797)	(659)
Provisions for post-employment benefit plans under AHFS						-		-
Net position	(450)	(349)	(95)	(84)	(205)	(157)	(750)	(590)

Germany

The company has several DB plans in Germany which for the largest part are unfunded, meaning that after retirement the company is responsible for the benefit payments to retirees.

Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.

Company pension commitments in Germany are partly protected against employer bankruptcy via the “Pensions-Sicherungs-Verein” which charges a fee to all German companies providing pension promises.

Philips is one of the sponsors of Philips Pensionskasse VVaG in Germany, which is a multi-employer plan. The plan is classified and accounted for as a DC plan.

The United States

The US DB pension plans are closed plans without future pension accrual. For the funding of any deficit in the US plan the Group adheres to the minimum funding requirements of the US Pension Protection Act.

The assets of the US funded pension plans are in Trusts governed by fiduciaries. The non-qualified pension plans that cover accrual above the maximum salary of the funded qualified plan are unfunded.

The company’s qualified pension commitments in the United States are covered via the Pension Benefit Guaranty Corporation which charges a fee to US companies providing DB pension plans. The fee is also dependent on the amount of unfunded vested liabilities.

Risks related to DB plans

DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed wage increase but more importantly in some countries where indexation of pensions is mandatory.

The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Liability-driven investment strategies, lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of the strategy.

Investment policy in our largest pension plans

Pension fund trustees are responsible for and have full discretion over the investment strategy of the plan assets. The plan assets of the Philips pension plans are invested in well diversified portfolios. The interest rate sensitivity of the fixed income portfolio is closely aligned to that of the plan’s pension liabilities for most of the plans. Any contributions from the sponsoring company are used to further increase the fixed income part of the assets. As part of the investment strategy, any improvement in the funded ratio over time is used to further decrease the interest rate mismatch between the plan assets and the pension liabilities.

Summary of pre-tax costs for post-employment benefits and reconciliations

The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2019	2020	2021
Defined-benefit plans	56	74	36
- included in income from operations	32	59	28
- included in financial expense	22	13	8
- included in Discontinued operations	1	1	1
Defined-contribution plans	346	366	375
- included in income from operations	338	358	368
- included in Discontinued operations	8	8	7
Post-employment benefits costs	401	440	411

Summary of the reconciliations for the DBO and plan assets

The adjacent tables contain the reconciliations for the DBO and plan assets.

Philips Group

Defined-benefit obligations

in millions of EUR

	2020	2021
Balance as of January 1	3,350	2,153
Service cost	39	36
Interest cost	71	33
Employee contributions	15	7
Actuarial (gains) / losses
- demographic assumptions	16	3
- financial assumptions	163	(86)
- experience adjustment	39	(6)
(Negative) past service cost	2	(5)
Settlements	(1,185)	(90)
Benefits paid from plan	(221)	(95)
Benefits paid directly by employer	(35)	(33)
Translation differences and other	(100)	52
Balance as of December 31	2,153	1,970

Philips Group

Plan assets

in millions of EUR

	2020	2021
Balance as of January 1	2,526	1,403
Interest income on plan assets	58	25
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	268	44
Employee contributions	15	7
Employer contributions	34	33
Settlements	(1,205)	(86)
Benefits paid from plan	(221)	(96)
Translation differences and other	(71)	50
Balance as of December 31	1,403	1,380

The settlement amounts mainly relate to the execution of a lump-sum window and annuity purchase program during 2020 regarding the US funded pension plan (2020) and to the transfer of the provident fund plan into the government provident fund in India (2021).
The net impact of the transfer of the divestment of the Domestic Appliances business on the post-employment benefit liability amounts to EUR 12 million and is presented under 'Translation differences and other' in 2021.

Plan assets allocation

The asset allocation in the company’s DB plans at December 31 was as follows:

Philips Group

Plan assets allocation

in millions of EUR

	2020	2021
Assets quoted in active markets
- Debt securities	782	790
- Equity securities
- Other	175	195

Assets not quoted in active markets
- Debt securities	7	1
- Equity securities	133	122
- Other	307	272
Total assets	1,403	1,380

The plan assets in 2021 contain 29% (2020: 32%) unquoted plan assets. Plan assets in 2021 do not include property occupied by or financial instruments issued by the company.

Assumptions

The mortality tables used for the company’s largest DB plans are:

Germany: Heubeck-Richttafeln 2018 Generational, assuming 93% of mortality rates for male retirees between age 60 and 85
US: PRI-2012 Generational with MP2021 improvement scale + white collar adjustment

The weighted averages of the assumptions used to calculate the DBO as of December 31 were as follows:

Philips Group

Assumptions used for defined-benefit obligations in Germany, the United States and the rest of the world in %

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Discount rate	0.6%	1.1%	2.3%	2.6%	2.2%	2.1%	1.5%	1.8%
Inflation rate	1.6%	1.8%	2.0%	2.2%	1.7%	2.0%	1.7%	2.0%
Salary increase	2.5%	2.5%	0.0%	0.0%	2.7%	2.9%	2.5%	2.6%

The company changed the methodology for setting discount rates in 2021. As of December 31, 2021, Philips uses the Mercer yield curve methodology for setting the discount rate. The change of discount rate methodology is treated as a change in accounting estimate. The impact on the DBO amounts to a decrease of EUR 11 million and the impact on the current service cost amounts to a decrease lower than EUR 1 million. The impact of the change in accounting estimate has been estimated as of December 31, 2021.

Sensitivity analysis

The following table illustrates the approximate impact on the DBO from movements in key assumptions. The DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by offsetting movements in plan assets, especially when using matching strategies.

The average duration of the DBO of the DB plans is 11 years (Germany: 11, United States: 12, and Other countries: 11) as of December 31, 2021 (2020: 12 years).

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2020	2021
Increase
Discount rate (1% movement)	(226)	(196)
Inflation rate (1% movement)	86	99
Salary increase (1% movement)	16	19
Longevity1)	51	48
Decrease
Discount rate (1% movement)	265	241
Inflation rate (1% movement)	(78)	(83)
Salary increase (1% movement)	(19)	(18)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.

Cash flows and costs in 2022

The company expects considerable cash outflows in relation to post-employment benefits which are estimated to amount to EUR 457 million in 2022, consisting of:

  EUR 23 million employer contributions to funded DB plans (Germany: EUR 13 million, United States: EUR 0 million, Other Countries: EUR 10 million);
  EUR 40 million cash outflows in relation to unfunded DB plans (Germany: EUR 19 million, United States: EUR 10 million, Other Countries: EUR 11 million); and
  EUR 394 million employer contributions to DC plans (Netherlands: EUR 194 million, United States: EUR 139 million, Other Countries: EUR 61 million).

The service and administration cost for 2022 is expected to amount to EUR 34 million for DB plans. The net interest cost for 2022 for the DB plans is expected to amount to EUR 9 million. The cost for DC pension plans in 2022 is equal to the expected DC cash flow.